RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified											12 Months Ended				12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Wholesale notes and accounts	Dec. 31, 2011 Wholesale notes and accounts	Dec. 31, 2010 Wholesale notes and accounts	Dec. 31, 2011 Wholesale notes and accounts Maximum	Sep. 30, 2012 Retail receivables	Dec. 31, 2011 Retail receivables	Dec. 31, 2010 Retail receivables	Dec. 31, 2011 Retail receivables Minimum	Dec. 31, 2011 Retail receivables Maximum	Sep. 30, 2012 Finance leases	Dec. 31, 2011 Finance leases	Dec. 31, 2010 Finance leases	Sep. 30, 2012 Restricted receivables	Dec. 31, 2011 Restricted receivables	Dec. 31, 2010 Restricted receivables	Sep. 30, 2012 Other notes	Dec. 31, 2011 Other notes	Dec. 31, 2010 Other notes
Receivables
Gross receivables	$ 11,185,137		$ 9,521,410			$ 8,774,871		$ 59,166	$ 87,600	$ 63,117		$ 628,760	$ 731,807	$ 619,933			$ 60,303	$ 53,391	$ 150,472	$ 10,343,322	$ 8,566,514	$ 7,809,232	$ 93,586	$ 82,098	$ 132,117
Less: Unearned finance charges			(28,188)			(28,928)
Less: Allowance for credit losses	(98,351)	(89,086)	(106,673)	(95,835)	(96,129)	(118,730)	(132,271)
Total receivables, net	11,086,786		9,386,549			8,627,213
Restricted Receivables	10,343,322		8,566,514			7,809,232		3,848,662	2,884,516	2,693,931		6,247,563	5,454,279	4,921,898			26,423	47,000
Off-Book Receivables	60,171		108,476			206,101						60,171	108,476	206,101
Retained Interests	8,373		17,289			37,914						8,373	17,289	37,914
Interest-free periods											12 months
Stated original maturities											24 months				2 years	6 years
Maturities of wholesale notes and accounts, retail and other notes, and finance leases
2012			5,231,584
2013			1,451,636
2014			1,175,934
2015			917,656
2016 and thereafter			744,600
Less: Unearned finance charges			(28,188)			(28,928)
Total Receivables	$ 11,185,137		$ 9,493,222	$ 9,704,243		$ 8,745,943			$ 2,972,116